Related Party Transactions (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	May 11, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Consulting services				$ 222,246
Temporary deposit to Bummy Wu				$ 100,067
AATWIN [Member]
Related Party Transactions (Textual)
Maturity date		Dec. 31, 2021
Related party transactions, description		The monthly consulting fee is EUR 15,120 (approximately $17,000) and will be expired December 31, 2021.
WTL [Member]
Related Party Transactions (Textual)
Related party transactions, description		The original loan amount was approximately $2.64M (NTD 80,000,000). The loan agreement will terminate on December 31, 2021. As of June 30, 2020, the outstanding balance was $272,211 (NTD 8,013,903) (unaudited), including the loan principal of $261,549 (NTD 7,700,000) (unaudited) and interest payable of $10,662 (NTD 313,903) (unaudited).
Yuanjiu [Member]
Related Party Transactions (Textual)
Related party transactions, description	The Company entered into a product purchase agreement with Yuanjiu to purchase 100 sets of the AirCinema Cube to be installed on aircraft of commercial airline customers. The total purchase amount under this agreement was $1,807,100 and the Company paid 10% of the total amount as an initial deposit. On July 15, 2020, the Company signed a second product purchase agreement with Yuanjiu for an additional 100 sets of the AirCinema Cube for the same purchase amount and paid a 10% initial deposit of $180,710 (unaudited) on this agreement as well.
Dmedia [Member]
Related Party Transactions (Textual)
Interest rate			3.00%	4.75%